29. Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic numerator
Net income (loss) allocated to common and preferred shareholders - continued operations	R$ 482	R$ (71)	R$ 615
Net income (loss) allocated to common and preferred shareholders - discontinued operations	137	(411)	(350)
Net income (loss) allocated to common and preferred shareholders	R$ 619	R$ (482)	R$ 265
Basic denominator
Weighted average of shares	266,000,000	266,000,000	266,000,000
Diluted numerator
Net income (loss) allocated to common and preferred shareholders - continued operations	R$ 482	R$ (71)	R$ 615
Net income (loss) allocated to common and preferred shareholders - discontinued operations	137	(411)	(350)
Net income (loss) allocated to common and preferred shareholders	R$ 619	R$ (482)	R$ 265
Diluted denominator
Weighted average of shares	266,000,000	266,000,000	266,000,000
Stock call option	1,000,000	0	0
Diluted weighted average of shares	267,000,000	266,000,000	266,000,000
Preferred
Basic numerator
Net income (loss) allocated to common and preferred shareholders - continued operations	R$ 312	R$ (44)	R$ 397
Net income (loss) allocated to common and preferred shareholders - discontinued operations	89	(257)	(226)
Net income (loss) allocated to common and preferred shareholders	R$ 401	R$ (301)	R$ 171
Basic denominator
Weighted average of shares	166,000,000	166,000,000	166,000,000
Basic earnings per share - continued operations	R$ 1.87356	R$ (0.26891)	R$ 2.39760
Basic earnings per share - discontinued operations	0.53335	(1.54778)	(1.36515)
Basic earnings per share - total	R$ 2.40692	R$ (1.81669)	R$ 1.03245
Diluted numerator
Net income (loss) allocated to common and preferred shareholders - continued operations	R$ 312	R$ (44)	R$ 397
Net income (loss) allocated to common and preferred shareholders - discontinued operations	89	(257)	(226)
Net income (loss) allocated to common and preferred shareholders	R$ 401	R$ (301)	R$ 171
Diluted denominator
Weighted average of shares	166,000,000	166,000,000	166,000,000
Stock call option	1,000,000	0	0
Diluted weighted average of shares	167,000,000	166,000,000	166,000,000
Diluted earnings per share - continued operations	R$ 1.86188	R$ (0.26891)	R$ 2.39222
Diluted earnings per share - discontinued operations	0.52887	(1.54778)	(1.36515)
Diluted: continued and discontinued operations	R$ 2.39074	R$ (1.81669)	R$ 1.03014
Common
Basic numerator
Net income (loss) allocated to common and preferred shareholders - continued operations	R$ 170	R$ (27)	R$ 218
Net income (loss) allocated to common and preferred shareholders - discontinued operations	48	(154)	(124)
Net income (loss) allocated to common and preferred shareholders	R$ 218	R$ (181)	R$ 94
Basic denominator
Weighted average of shares	100,000,000	100,000,000	100,000,000
Basic earnings per share - continued operations	R$ 1.70324	R$ (0.26891)	R$ 2.17964
Basic earnings per share - discontinued operations	0.48487	(1.54778)	(1.24104)
Basic earnings per share - total	R$ 2.18810	R$ (1.81669)	R$ 0.93859
Diluted numerator
Net income (loss) allocated to common and preferred shareholders - continued operations	R$ 170	R$ (27)	R$ 218
Net income (loss) allocated to common and preferred shareholders - discontinued operations	48	(154)	(124)
Net income (loss) allocated to common and preferred shareholders	R$ 218	R$ (181)	R$ 94
Diluted denominator
Weighted average of shares	100,000,000	100,000,000	100,000,000
Stock call option	0	0	0
Diluted weighted average of shares	100,000,000	100,000,000	100,000,000
Diluted earnings per share - continued operations	R$ 1.69955	R$ (0.26891)	R$ 2.17964
Diluted earnings per share - discontinued operations	0.48118	(1.54778)	(1.24104)
Diluted: continued and discontinued operations	R$ 2.18073	R$ (1.81669)	R$ 0.93859